DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Derivative instruments [Abstract]
Disclosure of detailed information about outstanding risk management positions [Text Block]
The following tables summarize Vermilion's outstanding risk management positions as at December 31, 2017:

				Bought Put Volume	Weighted Average Bought Put	Sold Call Volume	Weighted Average Sold Call	Sold Put Volume	Weighted Average Sold Put	Swap Volume	Weighted Average Swap	Additional Swap Volume
Crude Oil	Period	Exercise date (1)	Currency	(bbl_d)	Price / bbl	(bbl_d)	Price / bbl	(bbl_d)	Price / bbl	(bbl_d)	Price / bbl	(bbld) (2)
Dated Brent
Swap	Jan 2018 - Dec 2018		CAD	—	—	—	—	—	—	500	76.25	—
3-Way Collar	Jul 2017 - Jun 2018		USD	2,000	55.00	2,000	64.06	2,000	45.00	—	—	—
3-Way Collar	Jul 2017 - Dec 2018		USD	2,000	48.89	2,000	55.00	2,000	42.50	—	—	—
3-Way Collar	Oct 2017 - Dec 2018		USD	2,000	50.50	2,000	55.75	2,000	43.00	—	—	—
3-Way Collar	Dec 2017 - Mar 2018		USD	500	57.50	500	62.50	500	52.50	—	—	—
3-Way Collar	Jan 2018 - Jun 2018		USD	1,000	53.58	1,000	59.50	1,000	46.25	—	—	—
Collar	Jan 2018 - Dec 2018		USD	1,000	50.00	1,000	57.50	—	—	—	—	—
Swap	Jan 2018 - Mar 2018		USD	—	—	—	—	—	—	750	67.22	—
Swap	Jan 2018 - Dec 2018		USD	—	—	—	—	—	—	1,000	55.00	—
Swaption	Apr 2018 - Mar 2019	Jan 31, 2018	USD	—	—	—	—	—	—	500	60.00	—
Swaption	Apr 2018 - Mar 2019	Mar 30, 2018	USD	—	—	—	—	—	—	750	64.33	—

WTI
Swap	Jan 2018 - Jan 2018		CAD	—	—	—	—	—	—	1,000	75.50	—
3-Way Collar	Jan 2018 - Jun 2018		USD	500	48.50	500	56.00	500	42.50	—	—	—
Collar	Jan 2018 - Dec 2018		USD	500	50.00	500	55.00	—	—	—	—	—
Swap	Jan 2018 - Jun 2018		USD	—	—	—	—	—	—	500	54.00	—
Swap	Jan 2018 - Dec 2018		USD	—	—	—	—	—	—	1,000	54.00	—
Swaption	Apr 2018 - Mar 2019	Jan 31, 2018	USD	—	—	—	—	—	—	250	54.00	—

				Bought Put	Weighted Average Bought	Sold Call	Weighted Average Sold	Sold Put	Weighted Average Sold	Swap	Weighted Average Swap	Additional Swap
North American Gas	Period	Exercise date (1)	Currency	Volume (mmbtu_d)	Put Price / mmbtu	Volume (mmbtu_d)	Call Price / mmbtu	Volume (mmbtu_d)	Put Price / mmbtu	Volume (mmbtu_d)	Price / mmbtu	Volume (mmbtu_d) (2)
AECO
Swap	Jan 2018 - Dec 2018		CAD	—	—	—	—	—	—	9,478	2.80	—

AECO Basis (AECO less NYMEX HH)
Swap	Oct 2017 - Dec 2018		USD	—	—	—	—	—	—	10,000	(1.03)	—
Swap	Jan 2018 - Dec 2018		USD	—	—	—	—	—	—	20,000	(0.95)	—
Swap	Jan 2019 - Jun 2020		USD	—	—	—	—	—	—	2,500	(0.93)	—

NYMEX HH
3-Way Collar	Oct 2017 - Dec 2018		USD	10,000	3.11	10,000	3.40	10,000	2.40	—	—	—
3-Way Collar	Jan 2018 - Dec 2018		USD	10,000	3.06	10,000	3.40	10,000	2.40	—	—	—
Swap	Apr 2018 - Dec 2018		USD	—	—	—	—	—	—	10,000	3.10	—
(1)	The sold swaption instrument allows the counterparty, at the specified date, to enter into a derivative instrument contract with Vermilion at the above detailed terms.
(2)	On the last business day of each month, the counterparty has the option to increase the contracted volumes for the following month.

				Bought Put	Weighted Average Bought	Sold Call	Weighted Average Sold	Sold Put	Weighted Average Sold	Swap	Weighted Average Swap	Additional Swap
European Gas	Period	Exercise date (1)	Currency	Volume (mmbtu_d)	Put Price / mmbtu	Volume (mmbtu_d)	Call Price / mmbtu	Volume (mmbtu_d)	Put Price /mmbtu	Volume (mmbtu_d)	Price / mmbtu	Volume (mmbtu_d) (2)
NBP
3-Way Collar	Apr 2018 - Sep 2018		EUR	4,913	4.73	4,913	5.42	4,913	3.52	—	—	—
3-Way Collar	Jan 2019 - Dec 2019		EUR	14,740	4.82	14,740	5.52	14,740	3.74	—	—	—
3-Way Collar	Jan 2019 - Dec 2020		EUR	7,370	4.96	7,370	5.76	7,370	3.74	—	—	—
3-Way Collar	Jan 2020 - Dec 2020		EUR	14,740	4.85	14,740	5.63	14,740	3.88	—	—	—
Swap	Jan 2018 - Jan 2018		EUR	—	—	—	—	—	—	4,913	6.80	—
Call	Oct 2018 - Mar 2019		EUR	—	—	2,457	6.42	—	—	—	—	—
Put	Apr 2018 - Sep 2018		EUR	—	—	—	—	2,457	4.98	—	—	—
Collar	Jan 2018 - Dec 2018		GBP	2,500	3.15	2,500	3.82	—	—	—	—	—
Swap	Apr 2017 - Mar 2018		GBP	—	—	—	—	—	—	5,300	4.20	—
Swap	Jan 2018 - Dec 2018		GBP	—	—	—	—	—	—	2,500	4.04	5,000

NBP Basis (NBP less NYMEX HH)
Collar	Jan 2018 - Dec 2018		USD	2,500	1.85	2,500	4.00	—	—	—	—	—
Collar	Jan 2019 - Sep 2020		USD	7,500	2.07	7,500	4.00	—	—	—	—	—

TTF
3-Way Collar	Oct 2017 - Dec 2019		EUR	7,370	4.59	7,370	5.42	7,370	2.93	—	—	—
3-Way Collar	Jan 2018 - Dec 2018		EUR	12,284	4.75	12,284	5.48	12,284	3.25	—	—	—
3-Way Collar	Jan 2018 - Dec 2019		EUR	3,685	4.74	3,685	5.52	3,685	3.13	—	—	—
3-Way Collar	Jan 2019 - Dec 2019		EUR	9,827	4.92	9,827	5.48	9,827	3.66	—	—	—
Collar	Jul 2016 - Mar 2018		EUR	2,457	5.61	4,913	6.90	—	—	—	—	—
Collar	Jan 2018 - Dec 2018		EUR	4,913	4.40	4,913	5.31	—	—	—	—	—
Swap	Jul 2016 - Jun 2018		EUR	—	—	—	—	—	—	2,559	5.89	—
Swap	Apr 2017 - Jun 2018		EUR	—	—	—	—	—	—	4,299	4.50	—
Swap	Oct 2017 - Dec 2018		EUR	—	—	—	—	—	—	17,197	4.80	—
Swap	Oct 2017 - Dec 2019		EUR	—	—	—	—	—	—	7,370	4.87	—
Swap	Jan 2018 - Dec 2019		EUR	—	—	—	—	—	—	1,228	5.00	—
Swap	Jul 2018 - Dec 2019		EUR	—	—	—	—	—	—	4,913	4.98	—
Swap	Jan 2019 - Dec 2019		EUR	—	—	—	—	—	—	2,457	4.92	—
Swaption	Jan 2019 - Dec 2020	April 30, 2018	EUR	—	—	—	—	—	—	9,827	5.28	—

Cross Currency Interest Rate				Receive Notional amount (USD)			Rate (LIBOR +)		Pay Notional amount(CAD)		Rate (CDOR +)
Swap	Jan 2018				603,793,015		1.70%		775,800,000		1.11%
(1) The sold swaption instrument allows the counterparty, at the specified date, to enter into a derivative instrument contract with Vermilion at the above detailed terms.
(2) On the last business day of each month, the counterparty has the option to increase the contracted volumes for the following month.

Disclosure of detailed information about change in fair value of derivative instruments [text block]
The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
($M)	Dec 31, 2017	Dec 31, 2016
Fair value of contracts, beginning of year	(69,651)	68,342
Reversal of opening contracts settled during the year	43,324	(55,214)
Realized gain on contracts settled during the year	4,721	65,376
Unrealized loss during the year on contracts outstanding at the end of the year	(44,386)	(82,779)
Net receipt from counterparties on contract settlements during the year	(4,721)	(65,376)
Fair value of contracts, end of year	(70,713)	(69,651)
Comprised of:
Current derivative asset	17,988	4,336
Current derivative liability	(78,905)	(47,660)
Non-current derivative asset	2,552	1,157
Non-current derivative liability	(12,348)	(27,484)
Fair value of contracts, end of year	(70,713)	(69,651)

Disclosure of detailed information of about loss gain on derivative instruments [text block]
The (gain) loss on derivative instruments for 2017 and 2016 were comprised of the following:

	Year Ended
($M)	Dec 31, 2017	Dec 31, 2016
Realized gain on contracts settled during the year	(4,721)	(65,376)
Reversal of opening contracts settled during the year	(43,324)	55,214
Unrealized loss during the year on contracts outstanding at the end of the year	44,386	82,779
(Gain) loss on derivative instruments	(3,659)	72,617